Product Returns Liability (Tables)	9 Months Ended
Sep. 30, 2013
Guarantees [Abstract]
Changes in Holdings' product returns accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Nine Months Ended September 30,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(30.3)	(35.6)
Reduction to sales, net of salvage	29.7	31.9

End of period	$45.4	$51.9